TAXES ON INCOME (Schedule Of The Qualifying Percentage Of The Value Of The Productive Assets) (Details)	12 Months Ended
Dec. 31, 2017
Up To Nis 140 [Member]
Taxes On Income [Line Items]
New proportion that the required investment bears to the value of productive assets	12.00%
NIS 140 - NIS 500 [Member]
Taxes On Income [Line Items]
New proportion that the required investment bears to the value of productive assets	7.00%
More than NIS 500 [Member]
Taxes On Income [Line Items]
New proportion that the required investment bears to the value of productive assets	5.00%